TRANSACTIONS WITH RELATED PARTIES - Schedule of Main Transactions with Related Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position -
Direct loans	S/ 1,855,712	S/ 2,472,179
Investments	874,937	611,271
Deposits	(659,231)	(1,839,980)
Derivatives at fair value	354,610	280,624
Statement of income
Interest income related to loans	7,715	55,485
Interest expenses related to deposits	(5,122)	(37,308)
Other income	19,644	22,735
Contingent risks and commitments
Indirect loans	518,493	746,992
Allowance for loan losses for related parties	S/ 87,400	S/ 58,100
Average Interest Rate
Contingent risks and commitments
Annual interest rate	10.08%	10.78%
Foreign Currency Average Interest Rate
Contingent risks and commitments
Annual interest rate	8.23%	9.56%
Alicorp SAA | Investments in Bonds
Statement of financial position -
Investments	S/ 206,300	S/ 155,700
Pluz Energía S.A.A. | Investments in Bonds
Statement of financial position -
Investments	151,700
Corporacion Primax | Investments in Shares
Statement of financial position -
Investments	150,800
Cementos Pacasmayo S.A | Investments in Shares
Statement of financial position -
Investments	95,300	93,900
Inversiones Centenario | Investments in Shares
Statement of financial position -
Investments		104,200
Employees, Directors, Key Management and Family Members
Statement of financial position -
Direct loans	S/ 1,463,200	S/ 1,389,600